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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

Item 1.	Schedule of Investments
Item 2.	Controls and Procedures
Item 3.	Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1. Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2014

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
Michigan (20.5%)
Detroit, Michigan, Sewage Disposal, Revenue, Senior Lien, Series A, 5%, July 2024 (AGM insured)	$350,000	$350,031
Fowlerville, Michigan, Community Schools, 3%, (Q-SBLF enhanced)	500,000	491,510
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	413,728
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	342,573
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	281,180
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	507,155
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	508,790
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, (Q-SBLF enhanced)	400,000	432,776
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	798,712
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	531,521
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	710,684

	5,160,000	5,368,660

All Other States and Territories (77.5%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	375,000	395,865
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	275,470
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	383,460
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	170,000	191,367
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	32,981
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	550,110
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	455,379
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	421,420
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured)	425,000	454,979
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	470,000	477,290
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	545,940
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	543,150
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	477,605
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2031 (National insured)	350,000	375,557
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2041	250,000	271,955
Hawaii State, Series DN, 5.5%, August 2028	500,000	578,820

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2014

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
All Other States and Territories (continued)
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	$470,000	$496,405
Illinois Finance Authority, 4%, October 2033	250,000	252,970
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	785,722
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	560,530
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	504,682
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,039,925
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	250,000	261,465
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	500,000	544,585
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	246,280
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	261,412
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	330,246
Las Vegas Valley, Nevada, Water District, 5%, February 2037	250,000	266,838
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	300,000	330,132
New York, New York, Series O, 5%, June 2022 (CIFG insured)	250,000	261,060
New York, New York, Series O, 5%, June 2022 (CIFG insured)	75,000	77,938
New York, New York, Series M, 5%, April 2025 (FGIC insured)**	315,000	325,540
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	512,975
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.625%, June 2028	500,000	578,395
New York State Mortgage Agency, 3.1%, April 2028	200,000	186,714
New York State Dormitory Authority, 5%, March 2020	95,000	98,242
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	516,990
North Dakota State, North Dakota Housing Finance Agency, Series E Housing Finance Program, 4.75%, July 2030	270,000	281,575
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	639,580
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	445,352
Crosby, Texas, Independent School District, 5%, February 2043 (PSF guaranteed)	250,000	281,330
Dallas, Texas, 4.75%, February 2026	250,000	257,085
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	55,000	62,339
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	602,420
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	446,128
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	279,605
Virginia College, Building Authority, Series B, 4%, February 2028	250,000	266,480
University of Washington, Revenue, 4.5%, April 2035	330,000	348,642
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	397,102
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	326,037
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	274,967

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2014

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
All Other States and Territories (continued)
Washington State, Motor Vehicle Fuel Tax, Series B-2, 4%, August 2014	$250,000	$250,738
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	247,858

	18,945,000	20,277,632

Total bonds	24,105,000	25,646,292
Money Market Fund (0.9%)
Goldman Sachs Financial Square Tax-Free Money Market	245,919	245,919

Total investment portfolio	$24,350,919	25,892,211

Other assets less liabilities (1.1% )		290,891

Net assets (100%)		$26,183,102

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). Ambac Financial Group, Inc., the holding company of AMBAC, filed for Chapter 11 protection on November 8, 2010, and emerged from Chapter 11 protection on May 1, 2013. Additionally, a portion of the operating company, Ambac Assurance Corporation, was put into a Rehabilitation process on March 24, 2010, that portion referred to as the Segregated Account, Policies not allocated to the Segregated Account remain in the General Account which is continuing normal operations.
**	This bond is covered by Financial Guaranty Insurance Company (“FGIC”). As of August 13, 2013, the conditions of the Plan of Rehabilitation previously in effect have been determined to be satisfied and FGIC is now operating under its First Amended Plan of Rehabilitation. Under this Plan, claims are currently being paid at a reduced percentage with the balance being a deferred payment obligation.

Notes to Investment Portfolio:

On June 30, 2014, the cost on a tax basis of investments in securities was $24,638,262. Net unrealized appreciation totaled $1,008,030 of which $1,167,192 related to appreciated securities and $159,162 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds	$—	$25,646,292	$—
Money market fund	245,919	—	—

Total	$245,919	$25,646,292	$—

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date:	July 30, 2014

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date:	July 30, 2014

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.